Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Loss by Tax Jurisdiction

Loss by tax jurisdictions

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss (income) from Mainland China operations	2,616,828	109,968	(102,888)
Loss (income) from Hong Kong operations	167,207	(72)	72,313
(Income) loss from Cayman operations	(220,365)	41,724	25,479
Loss (income) from operations in other tax jurisdictions	9,579	(3,214)	5,538
Total loss before tax and share of loss of equity method investments	2,573,249	148,406	442

Summary of Current and Deferred Portion of Income Tax Expenses Included in Consolidated Statements of Operations and Comprehensive Loss

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expenses	43	1,124	1,537
Deferred tax benefits	(111,826)	(43,654)	(58,414)
Total income tax benefits	(111,783)	(42,530)	(56,877)

Schedule of Reconciliation of Total Tax Expenses Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax Income

The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(20.25%)	(20.63%)	(9,026.84%)
Super deduction on technology and content expenses	0.68%	2.85%	4,487.22%
Effect of preferential tax rate for high-tech enterprises	(1.84%)	(19.55%)	1,105.04%
Effect of different tax rates of a subsidiary operating in other jurisdictions	2.01%	(7.33%)	(2,880.81%)
Effect of expired tax loss	—	(0.01%)	—
Change in valuation allowance	(0.97%)	71.18%	18,154.30%
True up	(0.29%)	(22.85%)	1,004.19%
Total	4.34%	28.66%	12,868.10%

Summary of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Deferred tax assets
Tax loss carried forward	276,958	134,981	73,415
Deductible temporary differences	83,132	111,726	95,404
Allowance for credit losses	250	4,111	3,888
Write-down of inventory	689	11,437	2,931
Unrealized fair value losses for certain investments	3,808	—	6,375
Impairment loss of long-term investments	3,047	—	—
Total deferred tax assets	367,884	262,255	182,013
Less: valuation allowance	(367,884)	(262,255)	(182,013)
Net deferred tax assets	—	—	—
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	111,312	67,658	9,244
Total deferred tax liabilities	111,312	67,658	9,244

Movement of Deferred Tax Valuation Allowance

The movement of deferred tax valuation allowance is as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	344,165	367,884	262,255
Additions (reductions), net of foreign exchange impacts	23,719	(105,629)	(80,242)
Balance at end of the year	367,884	262,255	182,013